UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA MONEY MARKET FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48485-0612                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
April 30, 2012 (unaudited)

PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (2.8%)

            DIVERSIFIED BANKS (0.7%)
$  30,000   Sumitomo Mitsui Banking Corp.                      0.50%    10/17/2012     $     30,000
                                                                                       ------------
            GENERAL OBLIGATION (1.5%)
   12,500   California State                                   2.00      6/26/2012           12,531
    3,000   Le Sueur Henderson ISD (NBGA)                      1.00      9/12/2012            3,006
    4,500   Litchfield ISD (NBGA)                              1.00      9/13/2012            4,510
    4,585   Minnetonka ISD (NBGA)                              1.00      8/18/2012            4,592
   16,650   North Syracuse CSD                                 1.00      8/17/2012           16,672
    8,106   Oswego City School District                        1.25      6/29/2012            8,113
    7,500   Rosemount ISD (NBGA)                               1.00      3/28/2013            7,549
    8,595   South Euclid                                       1.38      9/26/2012            8,624
    7,870   Wichita                                            0.75      2/07/2013            7,873
                                                                                       ------------
                                                                                             73,470
                                                                                       ------------
            REGIONAL BANKS (0.6%)
   30,000   Union Bank of California, N.A.                     0.51     10/16/2012           30,000
                                                                                       ------------
            Total Fixed-Rate Instruments (cost: $133,470)                                   133,470
                                                                                       ------------
            COMMERCIAL PAPER (23.7%)

            ASSET-BACKED FINANCING (5.1%)
   30,000   Alpine Securitzation (a),(b)                       0.18      5/03/2012           30,000
   18,007   Fairway Finance Corp. (a),(b)                      0.16      6/06/2012           18,004
   61,000   Manhattan Asset Funding Co. (a),(b)                0.21      5/02/2012           61,000
   35,000   Nieuw Amsterdam Recievables Corp. (a),(b)          0.26      6/07/2012           34,991
   30,000   Working Capital Management Co. (a),(b)             0.23      5/07/2012           29,999
   25,800   Working Capital Management Co. (a),(b)             0.23      5/15/2012           25,798
   25,000   Working Capital Management Co. (a),(b)             0.22      5/18/2012           24,997
   20,000   Working Capital Management Co. (a),(b)             0.23      5/21/2012           19,997
                                                                                       ------------
                                                                                            244,786
                                                                                       ------------
            DIVERSIFIED BANKS (0.4%)
   21,000   Gotham Funding Corp. ABS (a),(b)                   0.20      5/14/2012           20,999
                                                                                       ------------
            EDUCATION (4.3%)
   15,000   Board of Regents of Univ. of Texas                 0.14      5/22/2012           15,000
   15,000   Board of Regents of Univ. of Texas                 0.14      6/05/2012           15,000
   25,000   Board of Regents of Univ. of Texas                 0.16      6/19/2012           25,000
   15,000   Board of Regents of Univ. of Texas                 0.16      6/20/2012           15,000
   20,000   Board of Regents of Univ. of Texas                 0.13      7/10/2012           20,000
   28,880   Board of Trustees of Michigan State Univ.          0.14      5/22/2012           28,880
   28,500   Board of Trustees of Michigan State Univ.          0.17      5/23/2012           28,500
   24,918   Maryland Health and Higher Educational
              Facilities Auth.                                 0.14      6/07/2012           24,918

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1  | USAA Money Market Fund

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
PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   4,191   Univ. of Virginia                                  0.13%     7/11/2012      $     4,190
   15,150   Yale Univ.                                         0.12      5/15/2012           15,149
   19,150   Yale Univ.                                         0.15      7/25/2012           19,143
                                                                                       ------------
                                                                                            210,780
                                                                                       ------------
            EDUCATION SERVICES (0.5%)
    5,000   Cornell Univ.                                      0.14      5/10/2012            5,000
   19,200   Cornell Univ.                                      0.13      6/19/2012           19,196
                                                                                       ------------
                                                                                             24,196
                                                                                       ------------
            ELECTRIC/GAS UTILITIES (1.5%)
   17,406   New York Power Auth.                               0.16      6/11/2012           17,403
   14,825   New York Power Auth.                               0.16      7/11/2012           14,820
   14,583   South Carolina Public Service Auth.                0.19      5/16/2012           14,583
   12,000   South Carolina Public Service Auth.                0.19      5/21/2012           12,000
   14,500   South Carolina Public Service Auth.                0.19      5/24/2012           14,500
                                                                                       ------------
                                                                                             73,306
                                                                                       ------------
            GENERAL OBLIGATION (1.6%)
    5,000   Houston                                            0.12      5/03/2012            5,000
    5,000   Houston                                            0.12      5/04/2012            5,000
   29,500   Houston                                            0.14      6/07/2012           29,500
   20,500   Houston                                            0.14      6/14/2012           20,500
   10,000   Houston                                            0.18      6/26/2012           10,000
    6,400   Texas Public Finance Auth.                         0.18      5/17/2012            6,400
                                                                                       ------------
                                                                                             76,400
                                                                                       ------------
            HEALTH CARE FACILITIES (1.7%)
   51,367   Ascension Health                                   0.18      5/10/2012           51,365
   31,429   Trinity Health Corp.                               0.15      5/07/2012           31,428
                                                                                       ------------
                                                                                             82,793
                                                                                       ------------
            HOSPITAL (3.6%)
   59,049   Catholic Health Initiatives                        0.16      5/17/2012           59,049
    7,900   Catholic Health Initiatives                        0.25      6/05/2012            7,900
   11,600   Catholic Health Initiatives                        0.30      7/12/2012           11,600
   12,600   Catholic Health Initiatives                        0.20      7/19/2012           12,600
   30,000   Inova Health System                                0.18      5/09/2012           29,999
   25,000   Inova Health System                                0.17      6/11/2012           24,995
   30,000   Inova Health System                                0.18      7/11/2012           29,989
                                                                                       ------------
                                                                                            176,132
                                                                                       ------------
            MUNICIPAL FINANCE (1.3%)
   11,600   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)      0.12      5/14/2012           11,600
   53,600   Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)      0.15      5/14/2012           53,600
                                                                                       ------------
                                                                                             65,200
                                                                                       ------------
            SALES TAX (1.7%)
    5,000   Dallas Area Rapid Transit                          0.25      5/02/2012            5,000
   30,000   Dallas Area Rapid Transit                          0.25      5/03/2012           30,000
   35,000   Dallas Area Rapid Transit                          0.20      5/08/2012           35,000
   10,000   Dallas Area Rapid Transit                          0.20      5/10/2012           10,000
                                                                                       ------------
                                                                                             80,000
                                                                                       ------------

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                                                   Portfolio of Investments |  2

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
PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            SPECIAL ASSESSMENT/TAX/FEE (0.7%)
$  20,000   Illinois Regional Transportation Auth. (LOC -
              JPMorgan Chase Bank, N.A.)                       0.15%    5/02/2012      $     20,000
   14,000   Illinois Regional Transportation Auth. (LOC -
              JPMorgan Chase Bank, N.A.)                       0.17     6/04/2012            14,000
                                                                                       ------------
                                                                                             34,000
                                                                                       ------------
            WATER/SEWER UTILITY (1.3%)
   40,000   New York City Municipal Water Finance Auth.        0.22     6/07/2012            40,000
   22,230   San Diego County Water Auth.                       0.19     5/09/2012            22,230
                                                                                       ------------
                                                                                             62,230
                                                                                       ------------
            Total Commercial Paper (cost: $1,150,822)                                     1,150,822
                                                                                       ------------
            PUT BONDS (0.7%)

            BUILDINGS (0.3%)
   15,000   New York Liberty Dev. Corp.                        0.27    12/01/2049            15,000
                                                                                       ------------

            HOSPITAL (0.4%)
   20,000   California Statewide Communities Dev. Auth.        0.23     4/01/2037            20,000
                                                                                       ------------
            Total Put Bonds (cost: $35,000)                                                  35,000
                                                                                       ------------
            VARIABLE-RATE DEMAND NOTES (72.4%)

            AGRICULTURAL PRODUCTS (1.6%)
    5,130   Bybee Foods, LLC (LOC - Key Bank, N.A.)            0.42    11/01/2026             5,130
    2,100   Dallam County IDC (LOC - Wells Fargo Bank,
              N.A.)                                            0.32     1/01/2027             2,100
   15,000   Indiana Finance Auth.                              0.29     6/01/2041            15,000
   15,000   Iowa Finance Auth.                                 0.30     6/01/2036            15,000
   35,000   Iowa Finance Auth.                                 0.29     6/01/2039            35,000
    3,570   Washington Economic Dev. Finance Auth.
              (LOC - Bank of the West)                         0.66     9/01/2032             3,570
    3,575   Yakima County Public Corp. (LOC - Key Bank,
              N.A.)                                            0.44     4/01/2018             3,575
                                                                                       ------------
                                                                                             79,375
                                                                                       ------------
            AIRLINES (0.8%)
   38,900   Chicago-O'Hare International Airport (LOC -
              Bayerische Landesbank)                           0.31     5/01/2035            38,900
                                                                                       ------------
            AIRPORT SERVICES (0.5%)
    9,665   Holland-Sheltair Aviation Funding, LLC (LOC -
              Federal Home Loan Bank of Atlanta)               0.23     5/01/2035             9,665
   13,835   Holland-Sheltair Aviation Funding, LLC (LOC -
              Federal Home Loan Bank of Atlanta)               0.23     5/01/2048            13,835
    2,200   City of San Antonio (LOC - Bank of America,
              N.A.)                                            0.70     4/01/2020             2,200
                                                                                       ------------
                                                                                             25,700
                                                                                       ------------
            AIRPORT/PORT (1.7%)
    9,525   Chicago Midway Airport (LOC - JPMorgan
              Chase Bank, N.A.)                                0.25     1/01/2025             9,525
   10,000   Clark County (LOC - Landesbank Baden-
              Wurttemberg)                                     0.70     7/01/2029            10,000
   50,000   Clark County (LOC - Landesbank Baden-
              Wurttemberg)                                     0.75     7/01/2029            50,000

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3  | USAA Money Market Fund

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
PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   4,780   Cleveland-Cuyahoga County (LOC - FirstMerit
              Bank, N.A.)                                      0.50%     6/01/2031     $      4,780
    9,000   Denver City and County Airport System (LOC -
              Lloyds TSB Bank plc)                             0.40     11/15/2025            9,000
                                                                                       ------------
                                                                                             83,305
                                                                                       ------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    5,845   St. Charles Parish (LOC - Capital One, N.A.)       0.79      9/01/2024            5,845
                                                                                       ------------
            APPROPRIATED DEBT (0.2%)
   10,000   Miami-Dade County School Board (INS)(LIQ) (a)      0.37      5/01/2016           10,000
                                                                                       ------------
            ASSET-BACKED FINANCING (1.2%)
   39,700   North Texas Higher Education Auth., Inc. (LOC -
              Bank of America, N.A.)(LOC - Lloyds TSB
              Bank plc)                                        0.39      6/01/2045           39,700
   19,300   North Texas Higher Education Auth., Inc. (LOC -
              Bank of America, N.A.)(LOC - Lloyds TSB
              Bank plc)                                        0.39     12/01/2046           19,300
                                                                                       ------------
                                                                                             59,000
                                                                                       ------------
            AUTO PARTS & EQUIPMENT (0.2%)
    2,605   Dayton Wheel Concepts, Inc. (LOC - PNC Bank,
              N.A.)                                            0.28      5/01/2024            2,605
    5,215   Illinois Finance Auth. (LOC - Federal Home
              Loan Bank of Chicago)                            0.50      7/01/2040            5,215
                                                                                       ------------
                                                                                              7,820
                                                                                       ------------
            AUTOMOBILE MANUFACTURERS (0.2%)
   10,465   Franklin IDB (LOC - Fifth Third Bank)              0.40      4/01/2030           10,465
                                                                                       ------------
            AUTOMOTIVE RETAIL (0.1%)
    4,204   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
              Bank, N.A.)                                      0.28      5/01/2015            4,204
    2,415   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
              Bank, N.A.)                                      0.28      3/01/2021            2,415
                                                                                       ------------
                                                                                              6,619
                                                                                       ------------
            BROADCASTING (0.0%)
    2,100   New Jersey EDA (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.25     10/01/2021            2,100
                                                                                       ------------
            BUILDING PRODUCTS (1.2%)
    4,225   Atchison (LOC - Key Bank, N.A.)                    0.44      1/01/2033            4,225
    4,070   Cornell Iron Works, Inc. (LOC - Bank of
              America, N.A.)                                   0.36      4/01/2019            4,070
    3,360   Delaware EDA (LOC - Key Bank, N.A.)                0.44      4/01/2023            3,360
    4,400   Manhattan IDB (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.26      4/01/2028            4,400
    6,785   Moondance Enterprises, LP (LOC - PNC Bank,
              N.A.)                                            0.28     11/01/2020            6,785
    2,700   Sheridan (LOC - PNC Bank, N.A.)                    0.37      8/01/2020            2,700
    3,000   Tazewell County IDA (LOC - PNC Bank, N.A.)         0.37      2/01/2017            3,000
   12,000   Union County (LOC - SunTrust Bank)                 0.50     10/01/2027           12,000
    3,490   Vulcan, Inc. (LOC - Branch Banking & Trust Co.)    0.22      7/01/2021            3,490
   10,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)    0.36     12/01/2031           10,000

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                                                   Portfolio of Investments |  4

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
PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   2,800   West Des Moines (LOC - Wells Fargo Bank,
              N.A.)                                            0.45%     4/01/2025     $      2,800
                                                                                       ------------
                                                                                             56,830
                                                                                       ------------
            BUILDINGS (0.9%)
   11,910   Delos, LLC (LOC - Sovereign Bank)                  0.80      3/01/2037           11,910
   33,000   Miami-Dade County IDA (LOC - Manufacturers
              & Traders Trust Co.)                             0.30     11/01/2042           33,000
                                                                                       ------------
                                                                                             44,910
                                                                                       ------------
            COMMERCIAL PRINTING (0.4%)
    2,981   Fairway, LLC (LOC - Federal Home Loan Bank
              of San Francisco)                                0.23     12/01/2023            2,981
    8,360   Harnett County Industrial Facilities and
              Pollution Control Financing Auth. (LOC -
              PNC Bank, N.A.)                                  0.33      9/01/2019            8,360
    2,195   John E. Staten Properties, Inc. (LOC - PNC
              Bank, N.A.)                                      0.33     10/01/2021            2,195
    3,950   South Carolina Jobs EDA (LOC - Wells Fargo
              Bank, N.A.)                                      0.39      4/01/2033            3,950
    1,500   Summit County Port Auth. (LOC - Key Bank,
              N.A.)                                            0.44      7/01/2023            1,500
                                                                                       ------------
                                                                                             18,986
                                                                                       ------------
            COMMUNITY SERVICE (0.9%)
   11,600   Jackson County IDA (LOC - Commerce Bank,
              N.A.)                                            0.29      7/01/2025           11,600
   16,305   Wisconsin Public Finance Auth. (LOC - Fifth
              Third Bank)                                      0.32      2/01/2042           16,305
    8,295   Toledo Lucas County Port Auth. (LOC - Fifth
              Third Bank)                                      0.38      9/01/2019            8,295
    8,815   Village of Morton Grove (LOC - Bank of
              America, N.A.)                                   0.37     12/01/2041            8,815
                                                                                       ------------
                                                                                             45,015
                                                                                       ------------
            COMPUTER STORAGE & PERIPHERALS (0.0%)
    1,950   Alameda County IDA (LOC - Bank of the West)        0.75     12/01/2040            1,950
                                                                                       ------------
            CONSTRUCTION & ENGINEERING (0.4%)
   17,845   Boland Holdings, LLC (LOC - PNC Bank, N.A.)        0.26     12/01/2039           17,845
                                                                                       ------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    4,990   M-B Companies, Inc. (LOC - U.S. Bank, N.A.)        0.33      3/01/2048            4,990
                                                                                       ------------
            CONSTRUCTION MATERIALS (0.4%)
    1,885   DiGeronimo Aggregates, LLC (LOC - PNC
              Bank, N.A.)                                      0.28      1/01/2015            1,885
    8,900   Paulding County (LOC - Bayerische
              Landesbank)                                      0.43      8/01/2026            8,900
    3,815   Schmitz Ready Mix, Inc. (LOC - Federal Home
              Loan Bank of Chicago)                            0.29      4/01/2046            3,815
    4,405   Upper Illinois River Valley Dev. Auth. (LOC -
              Bank of America, N.A.)                           0.42     12/01/2021            4,405
                                                                                       ------------
                                                                                             19,005
                                                                                       ------------
            DISTILLERS & VINTNERS (0.1%)
    2,400   Kentucky Rural EDA (LOC - PNC Bank, N.A.)          0.37     10/01/2016            2,400
                                                                                       ------------

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5  | USAA Money Market Fund

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
PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            DISTRIBUTORS (0.3%)
$  16,250   Bhavnani, LLC (LOC - U.S. Bank, N.A.)              0.23%     5/01/2038     $     16,250
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.1%)
    6,500   Port of Port Arthur Navigation District            0.39      4/01/2033            6,500
                                                                                       ------------
            DIVERSIFIED METALS & MINING (0.1%)
    1,170   Lancaster IDA (LOC - Fulton Bank)                  1.70      1/01/2015            1,170
    1,330   Lancaster IDA (LOC - Fulton Bank)                  1.70      1/01/2027            1,330
                                                                                       ------------
                                                                                              2,500
                                                                                       ------------
            DIVERSIFIED REAL ESTATE ACTIVITIES (3.0%)
    7,000   Fiore Capital, LLC (LOC - Harris Bank, N.A.)       0.30      8/01/2045            7,000
    6,150   Fiore Capital, LLC (LOC - Harris Bank, N.A.)       0.30      8/01/2045            6,150
   48,485   New York City Housing Dev. Corp. (LOC -
              Landesbank Hessen-Thuringen)                     0.31      6/01/2039           48,485
   16,305   NPJ Properties, LP (LOC - Manufacturers &
              Traders Trust Co.)                               0.59      2/01/2027           16,305
   30,085   Paca-Pratt Associates, Inc. (LOC -
              Manufacturers & Traders Trust Co.)               0.59      1/01/2038           30,085
    2,550   Pinnacle Properties Dev. Group, LLC (LOC -
              PNC Bank, N.A.)                                  0.28      6/15/2041            2,550
    4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)      0.26     12/01/2033            4,900
   11,750   Scion Real Estate Investments, LLC (LOC - Fifth
              Third Bank)                                      0.35      1/02/2048           11,750
    1,080   Secor Realty, Inc. (LOC - PNC Bank, N.A.)          0.28      4/01/2020            1,080
    4,700   Stice-Hill Holding, LC (LOC - Hancock Bank of
              Louisiana)                                       1.50     12/01/2023            4,700
   14,235   Stobro Co., LP (LOC - Federal Home Loan Bank
              of Pittsburgh)                                   0.40      1/01/2032           14,235
                                                                                       ------------
                                                                                            147,240
                                                                                       ------------
            EDUCATION (5.3%)
   18,230   Amherst IDA (LOC - Manufacturers & Traders
              Trust Co.)                                       0.30     10/01/2031           18,230
   15,585   California Educational Facilities Auth. (LOC -
              Bank of America, N.A.)                           0.30     10/01/2036           15,585
    8,370   Calvin College (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.29     10/01/2037            8,370
    4,119   Chicago (LOC - Fifth Third Bank)                   0.35      4/01/2027            4,119
   10,705   Colorado Educational and Cultural Facilities
              Auth. (LOC - Fifth Third Bank)                   0.32      1/01/2029           10,705
   18,945   Colorado Educational and Cultural Facilities
              Auth. (LOC - Fifth Third Bank)                   0.32      5/15/2038           18,945
    4,230   Educational and Cultural Facilities Auth. (LOC -
              Sovereign Bank)                                  0.41      7/01/2037            4,230
    7,870   Lakewood Educational Facilities Auth. (LOC -
              Fifth Third Bank)                                0.36      8/01/2030            7,870
      790   Maine Finance Auth. (LOC - Sovereign Bank)         0.49      7/01/2016              790
    8,660   Massachusetts Dev. Finance Agency (LOC -
              Sovereign Bank)                                  0.45      1/01/2037            8,660
    8,000   Massachusetts Dev. Finance Agency (LOC -
              RBS Citizens, N.A.)                              0.23      7/01/2043            8,000
   10,525   Michigan Higher Education Facilities Auth.
              (LOC - Comerica Bank, N.A.)                      0.30      8/01/2026           10,525
    2,965   Minnesota Higher Education Facilities Auth.
              (LOC - U.S. Bank, N.A.)                          0.23      4/01/2027            2,965
   21,645   Missouri Health and Educational Facilities Auth.
              (LOC - Fifth Third Bank)                         0.32      7/15/2037           21,645
    7,455   Multnomah County (LOC - Key Bank, N.A.)            0.34     12/01/2029            7,455

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                                                   Portfolio of Investments |  6

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
PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   4,215   Nebraska Elementary and Secondary School
              Finance Auth. (LOC - Fifth Third Bank)           0.32%     9/01/2029     $      4,215
   22,490   New Jersey EDA (LOC - Sovereign Bank)              0.38      8/01/2037           22,490
    4,330   New York City IDA (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.29     12/01/2034            4,330
      700   New York State Dormitory Auth. (LOC - Key
              Bank, N.A.)                                      0.34      7/01/2038             700
    6,520   Oakland County EDC (LOC - Comerica Bank,
              N.A.)                                            0.30     12/01/2032            6,520
    4,700   Ohio Higher Education Facility (LOC - Key Bank,
              N.A.)                                            0.39      1/01/2018            4,700
   10,165   Ohio Higher Education Facility (LOC - Fifth Third
              Bank)                                            0.40      9/01/2030           10,165
    4,455   Rhode Island Health and Educational Building
              Corp. (LOC - RBS Citizens, N.A.)                 0.26      4/01/2035            4,455
   15,705   Rhode Island Health and Educational Building
              Corp. (LOC - RBS Citizens, N.A.)                 0.26      4/01/2036           15,705
    3,815   Rockland County IDA (LOC - TD Bank, N.A.)          0.19      5/01/2034            3,815
    9,840   Summit County (LOC - Fifth Third Bank)             0.37      8/01/2030            9,840
   10,460   Washington Higher Education Facilities Auth.       0.30     10/01/2031           10,460
    9,710   Will County (LOC - Fifth Third Bank)               0.35     12/01/2025            9,710
                                                                                       ------------
                                                                                            255,199
                                                                                       ------------
            EDUCATION SERVICES (1.9%)
    8,097   Cornerstone Funding Corp. I (LOC - TD Bank,
              N.A.)                                            1.12      1/01/2025            8,097
    2,255   Educational Management Corp. (LOC - Old
              National Bank)                                   0.26      5/01/2023            2,255
   11,515   Frisch School (LOC - Sovereign Bank)               0.38      5/01/2036           11,515
      920   Grove City Church of the Nazarene (LOC - PNC
              Bank, N.A.)                                      0.33      2/01/2024             920
    2,998   Indian Creek Christian Church, Inc. (LOC - Fifth
              Third Bank)                                      0.35      1/01/2056            2,998
   15,955   Indiana Educational Facilities Auth. (LOC - RBS
              Citizens, N.A.)                                  0.37     10/01/2029           15,955
    4,000   Lexington-Fayette Urban County Government
              (LOC - Fifth Third Bank)                         0.36      1/01/2033            4,000
    7,275   Loganville Christian Academy, Inc. (LOC - Key
              Bank, N.A.)                                      0.43      6/01/2038            7,275
    3,800   New Jersey EDA (LOC - Sovereign Bank)              0.38      5/01/2036            3,800
    5,895   Rhode Island EDC (LOC - RBS Citizens, N.A.)        0.32      3/01/2038            5,895
    9,850   Rhode Island Health and Educational Building
              Corp. (LOC - RBS Citizens, N.A.)                 0.29      6/01/2035            9,850
   10,355   Saddleback Valley Community Church (LOC -
              Federal Home Loan Bank of San
              Francisco)                                       0.28     11/01/2038           10,355
    1,585   St. Louis County IDA (LOC - Fifth Third Bank)      0.36      9/01/2038            1,585
    3,680   Summit Country Day School (LOC - U.S. Bank,
              N.A.)                                            0.45      2/01/2019            3,680
    3,945   Yamhill County (LOC - Bank of America, N.A.)       0.39     10/01/2020            3,945
                                                                                       ------------
                                                                                             92,125
                                                                                       ------------
            ELECTRIC UTILITIES (10.5%)
   19,500   Appling County Dev. Auth.                          0.32     12/01/2018           19,500
   26,650   Appling County Dev. Auth.                          0.33      9/01/2041           26,650
   40,000   Brazos River Auth. (LOC - Citibank, N.A.)          0.28     12/01/2036           40,000
    8,635   Dade County IDA                                    0.28      4/01/2020            8,635
    2,050   Dade County IDA                                    0.27      6/01/2021            2,050
    2,700   Delaware State EDA                                 0.37     10/01/2017            2,700
   28,100   Escambia County                                    0.28      4/01/2039           28,100
    6,550   Eutaw IDB                                          0.28     12/01/2020            6,550
    9,200   Floyd County Dev. Auth.                            0.29      7/01/2022            9,200
   38,300   Garfield County Industrial Auth.                   0.40      1/01/2025           38,300

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   4,800   Heard County Dev. Auth.                            0.32%    12/01/2037     $      4,800
    9,700   Indiana Dev. Finance Auth.                         0.49     12/01/2038            9,700
    8,500   Indiana Dev. Finance Auth.                         0.51     12/01/2038            8,500
    2,730   Jackson County                                     0.35      7/01/2022            2,730
   14,440   Jacksonville                                       0.28      5/01/2029           14,440
   20,000   Louisa County                                      0.22      9/01/2016           20,000
   30,000   Louisa County                                      0.22     10/01/2024           30,000
   22,000   Martin County                                      0.29      7/15/2022           22,000
   14,000   Miami-Dade County IDA                              0.33      2/01/2023           14,000
   10,600   Mississippi Business Finance Corp.                 0.28      7/01/2025           10,600
    9,400   Mississippi Business Finance Corp.                 0.28     12/01/2027            9,400
   13,520   Mississippi Business Finance Corp.                 0.28      5/01/2028           13,520
    7,250   Mobile IDB                                         0.33      9/01/2031            7,250
   18,065   Monroe County Dev. Auth.                           0.33     12/01/2041           18,065
   20,000   Muskogee Industrial Trust                          0.37      6/01/2027           20,000
   20,800   Putnam County IDA                                  0.27      4/01/2032           20,800
   30,000   St. Lucie County                                   0.33      5/01/2024           30,000
   71,500   St. Lucie County                                   0.26      9/01/2028           71,500
                                                                                       ------------
                                                                                            508,990
                                                                                       ------------
            ELECTRIC/GAS UTILITIES (1.2%)
   10,000   Chatom IDB (NBGA)                                  0.40      8/01/2041           10,000
    3,100   Long Island Power Auth. (LOC - Bayerische
              Landesbank)                                      0.28      5/01/2033            3,100
   46,700   Long Island Power Auth. (LOC - WestLB A.G.)        0.31      5/01/2033           46,700
                                                                                       ------------
                                                                                             59,800
                                                                                       ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,785   Putnam County IDA (LOC - RBS Citizens, N.A.)       0.35      7/01/2032            2,785
                                                                                       ------------
            FOOD DISTRIBUTORS (0.4%)
    3,300   Alameda County IDA (LOC - Comerica Bank,
              N.A.)                                            0.40     12/01/2040            3,300
    2,260   Avalon Foodservice, Inc. (LOC - PNC Bank,
              N.A.)                                            0.28      6/01/2022            2,260
    5,027   CCO, LLC (LOC - Fifth Third Bank)                  0.40      9/01/2024            5,027
    1,710   Massachusetts Dev. Finance Agency (LOC -
              Sovereign Bank)                                  0.75     12/01/2021            1,710
    9,115   Putnam County IDA (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.20     12/01/2024            9,115
                                                                                       ------------
                                                                                             21,412
                                                                                       ------------
            FOOD RETAIL (0.2%)
    3,060   Food Supply, Inc. (LOC - SunTrust Bank)            0.69      5/01/2024            3,060
    8,235   Saubels Market, Inc. (LOC - Fulton Bank)           1.70      5/01/2034            8,235
                                                                                       ------------
                                                                                             11,295
                                                                                       ------------
            FOREST PRODUCTS (0.1%)
    5,060   Rex Lumber, LLC (LOC - Federal Home Loan
              Bank of Dallas)                                  0.22      2/01/2022            5,060
                                                                                       ------------
            GAS UTILITIES (0.6%)
   27,165   Summit Utilities, Inc. (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.39      4/01/2038           27,165
                                                                                       ------------
            GENERAL MERCHANDISE STORES (0.3%)
   12,745   Marion EDA (LOC - Key Bank, N.A.)                  0.42      2/01/2035           12,745
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            GENERAL OBLIGATION (4.0%)
$   7,500   Bridgeview (LOC - Harris Bank, N.A.)               0.26%    12/01/2038     $      7,500
   20,000   Chicago Board of Education (LOC - JPMorgan
              Chase Bank, N.A.)                                0.25      3/01/2031           20,000
   11,960   Covington (LOC - U.S. Bank, N.A.)                  0.45     12/01/2029           11,960
   13,865   Fiddler's Business Improvement District (LOC -
              Key Bank, N.A.)                                  0.32     12/01/2037           13,865
   25,000   Fiddler's Business Improvement District (LOC -
              Key Bank, N.A.)                                  0.34     12/01/2038           25,000
   10,000   Houston ISD (LIQ)(NBGA)                            0.29      6/15/2031           10,000
   10,475   Michigan Charter Township of Commerce
              (LOC - Comerica Bank, N.A.)                      0.31     10/01/2018           10,475
   34,845   Michigan Charter Township of Commerce
              (LOC - Federal Home Loan Bank of Boston)         0.23     10/01/2034           34,845
    2,100   New York City (LOC - KBC Bank N.V.)                0.41      8/01/2038            2,100
   56,770   Southern Ute Indian Tribe (a)                      0.29      1/01/2027           56,770
                                                                                       ------------
                                                                                            192,515
                                                                                       ------------
            HEALTH CARE FACILITIES (5.8%)
   13,255   Bronson Lifestyle Improvement & Research
              Center (LOC - Fifth Third Bank)                  0.42      9/01/2030           13,255
    6,755   Capital Markets Access Co., LC (LOC -
              Comerica Bank, N.A.)                             0.34      7/01/2025            6,755
    8,990   Clinic Investment, LP (LOC - PNC Bank, N.A.)       0.28      6/01/2015            8,990
    1,035   Columbia County Capital Resource Corp.
              (LOC - HSBC Bank USA)                            0.33      7/01/2015            1,035
    2,505   Columbia County IDA (LOC - HSBC Bank USA)          0.32      7/01/2027            2,505
    3,125   Community Behavioral Healthcare Cooperative
              of Pennsylvania (LOC - Fulton Bank)              1.70      9/01/2027            3,125
    3,385   Crozer Keystone Health System (LOC - TD
              Bank, N.A.)                                      0.24     12/15/2021            3,385
    1,460   District of Columbia (LOC - Manufacturers &
              Traders Trust Co.)                               0.59      7/01/2032            1,460
    4,435   Dunn Nursing Home, Inc. (LOC - Federal Home
              Loan Bank of Atlanta)                            0.22      2/01/2024            4,435
    3,706   Four Flags Properties, Inc. (LOC - Fifth Third
              Bank)                                            0.40     10/01/2028            3,706
    5,400   Genoa Medical Dev., LLC (LOC - Fifth Third
              Bank)                                            0.35     12/01/2045            5,400
    5,320   Hamot Surgery Center, LLC (LOC - PNC Bank,
              N.A.)                                            0.28      7/01/2030            5,320
   12,700   Healthcare Network Properties, LLC (LOC -
              PNC Bank, N.A.)                                  0.26      1/01/2029           12,700
   21,035   Healthcare Property Group, LLC (LOC -
              SunTrust Bank)                                   0.50     12/01/2030           21,035
    5,215   Heart Property, LLC (LOC - PNC Bank, N.A.)         0.28      7/01/2026            5,215
    5,310   IHA Capital Dev., LLC (LOC - Fifth Third Bank)     0.35      6/01/2053            5,310
    2,200   Labcon North America (LOC - Bank of the West)      0.75      1/01/2040            2,200
    5,275   Louisiana Public Facilities Auth. (LOC - Capital
              One, N.A.)                                       0.79      7/01/2028            5,275
    4,740   MCE MOB IV, LP (LOC - PNC Bank, N.A.)              0.26      8/01/2022            4,740
    3,725   Medical Center of Athens (LOC - Federal Home
              Loan Bank of Atlanta)                            0.29      9/01/2032            3,725
    8,110   Medical Properties Investment Co. - Walker,
              LLC (LOC - Fifth Third Bank)                     0.35     11/01/2035            8,110
    7,950   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)        0.26      8/01/2030            7,950
    7,240   Medina County (LOC - PNC Bank, N.A.)               0.26      8/01/2037            7,240
   13,070   MMC Corp. (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.60     11/01/2035           13,070
   12,735   New Tristate Ventures, LLC (LOC - Fifth Third
              Bank)                                            0.35      5/01/2026           12,735
    3,280   Ohio Presbyterian Retirement Services (LOC -
              PNC Bank, N.A.)                                  0.28      7/01/2033            3,280

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   4,830   Onondaga County IDA (LOC - HSBC Bank
              USA)                                             0.32%     1/01/2023     $      4,830
   20,210   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)        0.26     12/01/2037           20,210
   24,180   Polk County IDA (LOC - Bank of America, N.A.)      0.69     12/01/2018           24,180
    7,015   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                      0.35      8/01/2037            7,015
    4,885   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                      0.35      8/01/2037            4,885
   24,420   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                      0.35      8/01/2037           24,420
    2,270   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                      0.35      8/01/2037            2,270
    2,690   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                      0.35      8/01/2037            2,690
    1,665   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                      0.35      8/01/2037            1,665
    3,160   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                      0.35      8/01/2037            3,160
    4,065   Premier Senior Living, LLC (LOC - Wells Fargo
              Bank, N.A.)                                      0.35      8/01/2037            4,065
    4,170   Wisconsin Health and Educational Facilities
              Auth. (LOC - KBC Bank N.V.)                      1.05      3/01/2038            4,170
    3,400   Woodbury County (LOC - Wells Fargo Bank,
              N.A.)                                            0.26     12/01/2014            3,400
                                                                                       ------------
                                                                                            278,916
                                                                                       ------------
            HEALTH CARE SERVICES (0.3%)
    8,565   Central Ohio Medical Textiles (LOC - PNC Bank,
              N.A.)                                            0.26      3/01/2023            8,565
    7,150   Kaneville Road Joint Venture (LOC - Federal
              Home Loan Bank of Chicago)                       0.26     11/01/2032            7,150
                                                                                       ------------
                                                                                             15,715
                                                                                       ------------
            HEALTH MISCELLANEOUS (0.3%)
    8,790   Dayton-Montgomery County (LOC - Fifth Third
              Bank)                                            0.36     11/15/2028            8,790
    2,060   Kent Hospital Finance Auth. (LOC - Fifth Third
              Bank)                                            0.36     10/01/2041            2,060
    4,925   Michigan Strategic Fund Ltd. (LOC - Fifth Third
              Bank)                                            0.36      8/01/2023            4,925
                                                                                       ------------
                                                                                             15,775
                                                                                       ------------

            HOME FURNISHINGS (0.1%)
    4,060   Caddo Parish IDB (LOC - Capital One, N.A.)         0.75      7/01/2024            4,060
    1,405   Maryland EDC (LOC - Manufacturers & Traders
              Trust Co.)                                       0.59      8/01/2016            1,405
                                                                                       ------------
                                                                                              5,465
                                                                                       ------------
            HOME IMPROVEMENT RETAIL (0.2%)
    7,175   Brookhaven IDA (LOC - Capital One, N.A.)           0.54      1/01/2025            7,175
                                                                                       ------------
            HOMEFURNISHING RETAIL (0.0%)
    1,795   Columbus Dev. Auth. (LOC - SunTrust Bank)          0.55      9/01/2023            1,795
                                                                                       ------------
            HOSPITAL (3.3%)
    3,000   Albany IDA (LOC - RBS Citizens, N.A.)              0.87      5/01/2035            3,000
    2,180   Bonita Community Health Center, Inc. (LOC -
              Fifth Third Bank)                                0.35     12/01/2031            2,180
    3,130   Fayette County (LOC - PNC Bank, N.A.)              0.26      8/01/2023            3,130

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   7,235   Floyd County (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.33%    12/01/2020     $      7,235
   10,000   Illinois Finance Auth. (LOC - Wells Fargo Bank,
              N.A.)                                            0.25      8/01/2044           10,000
    9,200   Indiana Health Facility Financing Auth. (LOC -
              Bank of America, N.A.)                           0.32      1/01/2019            9,200
    3,750   Johnson City Health and Educational Facilities
              Board (LOC - U.S. Bank, N.A.)                    0.25      7/01/2033            3,750
    9,300   Johnson City Health and Educational Facilities
              Board (LOC - Mizuho Corporate Bank,
              Ltd.)                                            0.25      7/01/2033            9,300
    3,500   Long Beach Health Facility                         0.23     10/01/2016            3,500
   20,000   Massachusetts Health and Educational Facilities
              Auth. (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.26     10/01/2049           20,000
    7,500   Michigan Hospital Finance Auth. (LOC - Fifth
              Third Bank)                                      0.35     12/01/2032            7,500
    7,500   Michigan Hospital Finance Auth. (LOC - Fifth
              Third Bank)                                      0.35     12/01/2032            7,500
   15,960   Mountain States Health Alliance (LOC - Mizuho
              Corporate Bank, Ltd.)                            0.25      7/01/2026           15,960
   17,000   Oklahoma Dev. Finance Auth. (LOC - Bank of
              America, N.A.)                                   0.30     12/01/2038           17,000
    7,430   Sweetwater County (LOC - Key Bank, N.A.)           0.34      9/01/2037            7,430
   18,120   Sweetwater County (LOC - Key Bank, N.A.)           0.45      9/01/2037           18,120
    6,000   Virginia Commonwealth Univ. Health System
              Auth. (LOC - Wells Fargo Bank, N.A.)             0.25      7/01/2030            6,000
    9,425   West Virginia State Hospital Finance Auth.
              (LOC - Fifth Third Bank)                         0.40     10/01/2033            9,425
                                                                                       ------------
                                                                                            160,230
                                                                                       ------------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
    2,825   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)       0.28     12/01/2028            2,825
   12,970   Forward Corp. (LOC - Fifth Third Bank)             0.35     12/01/2030           12,970
                                                                                       ------------
                                                                                             15,795
                                                                                       ------------
            HOUSEHOLD APPLIANCES (0.2%)
   10,415   Mississippi Business Finance Corp. (LOC -
              Wells Fargo Bank, N.A.)                          0.31      6/01/2015           10,415
                                                                                       ------------
            INDUSTRIAL CONGLOMERATES (0.1%)
    3,300   Guymon Utilities Auth. (LOC - Bank of the West)    0.70      2/01/2023            3,300
                                                                                       ------------
            INDUSTRIAL MACHINERY (0.3%)
    5,050   AL-FE Heat Treating, Inc. (LOC - PNC Bank,
              N.A.)                                            0.28      5/01/2021            5,050
    3,485   Boone County (LOC - Fifth Third Bank)              0.45      7/01/2026            3,485
    2,075   Lynchburg IDA (LOC - PNC Bank, N.A.)               0.37      3/01/2029            2,075
      860   Michigan Strategic Fund Ltd. (LOC - Fifth Third
              Bank)                                            0.45      3/01/2023              860
    1,170   Sterling Pipe & Tube, Inc. (LOC - PNC Bank,
              N.A.)                                            0.28     11/01/2012            1,170
    3,030   Trumbull County (LOC - Key Bank, N.A.)             0.44      4/01/2017            3,030
                                                                                       ------------
                                                                                             15,670
                                                                                       ------------

            INTEGRATED OIL & GAS (0.4%)
   20,000   Calhoun County Navigation IDA                      0.29      1/01/2024           20,000
                                                                                       ------------

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
$   8,515   South Central Communications Corp. (LOC -
              Fifth Third Bank)                                0.35%     4/01/2018     $      8,515
                                                                                       ------------
            LEISURE FACILITIES (0.4%)
    5,435   Cattail Creek Country Club, Inc. (LOC -
              Manufacturers & Traders Trust Co.)               0.59      3/01/2031            5,435
    3,000   Healthtrack Sports & Wellness, LP (LOC -
              JPMorgan Chase Bank, N.A.)                       0.26      2/15/2027            3,000
    9,400   Turfway Park, LLC (LOC - Bank of America,
              N.A.)                                            0.58      7/01/2022            9,400
                                                                                       ------------
                                                                                             17,835
                                                                                       ------------
            LEISURE PRODUCTS (0.1%)
    2,380   Rhode Island Industrial Facilities Corp. (LOC -
              TD Bank, N.A.)                                   0.44      2/01/2021            2,380
    4,410   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)      0.34      6/01/2033            4,410
                                                                                       ------------
                                                                                              6,790
                                                                                       ------------
            LIFE & HEALTH INSURANCE (0.2%)
    2,000   Lavonia O Frick Family Trust (LOC - Federal
              Home Loan Bank of Atlanta)                       0.22     12/01/2026            2,000
    6,680   Lavonne Johnson Life Insurance Trust (LOC -
              Federal Home Loan Bank of Atlanta)               0.22      6/01/2031            6,680
    1,850   Ronald Ray Irrevocable Life Insurance Trust
              (LOC - Federal Home Loan Bank of
              Atlanta)                                         0.22      8/01/2022            1,850
                                                                                       ------------
                                                                                             10,530
                                                                                       ------------
            MANAGED HEALTH CARE (0.1%)
    3,635   Jacksonville Economic Dev. Commission (LOC -
              Fifth Third Bank)                                0.35      9/01/2017            3,635
                                                                                       ------------
            MARINE (0.1%)
    6,105   Washington Economic Dev. Finance Auth.
              (LOC - Key Bank, N.A.)                           0.74      3/01/2037            6,105
                                                                                       ------------
            MISCELLANEOUS (0.5%)
    8,800   Long Beach (LOC - Wells Fargo Bank, N.A.)          0.26     11/01/2030            8,800
   13,705   Michigan Municipal Bond Auth. (LOC - Fifth
              Third Bank)                                      0.35     11/01/2037           13,705
                                                                                       ------------
                                                                                             22,505
                                                                                       ------------
            MULTI-UTILITIES (0.0%)
    1,920   Fulton County Dev. Auth. (LOC - Credit Agricole
              Corp. Inv. Bank)                                 4.00      3/01/2026            1,920
                                                                                       ------------
            MULTIFAMILY HOUSING (4.3%)
    7,335   California Statewide Communities Dev. Auth.
              (LIQ)(LOC - Citigroup, Inc.) (a)                 1.50      7/01/2015            7,335
    7,800   Columbus Regional Airport Auth. (LOC -
              Sovereign Bank)                                  0.65     12/01/2034            7,800
    8,750   Dallas Housing Finance Corp. (LIQ)(LOC -
              Citigroup, Inc.) (a)                             1.25      9/01/2019            8,750
    3,460   Montana Board of Housing (LIQ)(LOC -
              Citigroup, Inc.) (a)                             1.50     10/01/2033            3,460
    9,300   New York Housing Finance Agency (LOC -
              Landesbank Hessen-Thuringen)                     0.33     11/01/2034            9,300

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$  20,000   New York Housing Finance Agency (LOC -
              Landesbank Hessen-Thuringen)                     0.34%    11/01/2038     $     20,000
   24,150   New York Housing Finance Agency (LOC -
              Landesbank Hessen-Thuringen)                     0.33     11/01/2041           24,150
   30,000   New York Housing Finance Agency (LOC -
              Landesbank Baden-Wurttemberg)                    0.50     11/01/2041           30,000
   20,000   New York Housing Finance Agency (LOC -
              Landesbank Baden-Wurttemberg)                    0.60     11/01/2041           20,000
    3,860   New York Housing Finance Agency (LOC -
              Landesbank Hessen-Thuringen)                     0.31     11/01/2044            3,860
    3,500   Provence, LLC (LOC - Bank of America, N.A.)        0.70      9/01/2037            3,500
    6,850   Southeast Texas Housing Finance Corp.
              (LIQ)(LOC - Citigroup, Inc.) (a)                 1.50      6/01/2019            6,850
    1,030   Vermont Housing Finance Agency (LOC - Key
              Bank, N.A.)                                      0.44      1/01/2038            1,030
    5,330   Washington Housing Finance Commission
              (LIQ)(LOC - Citigroup, Inc.) (a)                 1.50     10/01/2033            5,330
   59,365   Washington Housing Finance Commission
              (LOC - HSH Nordbank A.G.)                        1.75      3/01/2036           59,365
                                                                                       ------------
                                                                                            210,730
                                                                                       ------------
            NURSING/CCRC (2.4%)
      120   Allegheny County IDA (LOC - PNC Bank, N.A.)        0.25     12/01/2041              120
    2,580   Berks County Municipal Auth. (LOC - Citizens
              Bank of Pennsylvania)                            0.28      5/15/2022            2,580
    4,700   Bucks County IDA (LOC - Citizens Bank of
              Pennsylvania)                                    0.26      1/01/2037            4,700
   20,000   California Statewide Communities Dev. Auth.
              (LOC - Sovereign Bank)                           0.39      4/01/2037           20,000
    8,890   Delaware County Auth. (LOC - Citizens Bank of
              Pennsylvania)                                    0.28      4/01/2030            8,890
    6,790   Harrisonburg IDA (LOC - Branch Banking &
              Trust Co.)                                       0.25      4/01/2036            6,790
   17,700   Illinois Dev. Finance Auth. (INS)(LIQ)             0.45      9/01/2031           17,700
    6,755   Illinois State Health Facilities Auth. (LOC - Fifth
              Third Bank)                                      0.37     11/01/2033            6,755
    2,430   Indiana Finance Auth. (LOC - Federal Home
              Loan Bank of Indianpolis)                        0.35      7/01/2029            2,430
   10,000   Iowa Finance Auth. (LOC - Sovereign Bank)          0.41     11/01/2042           10,000
    1,200   Lynchburg Redevelopment & Housing Auth.
              (LOC - Manufacturers & Traders Trust Co.)        0.59     12/01/2034            1,200
   18,180   New Jersey EDA (LOC - Sovereign Bank)              0.38      5/15/2033           18,180
    4,290   North Carolina Medical Care Commission
              (LOC - Sovereign Bank)                           0.41     10/01/2015            4,290
    1,185   Roanoke County EDA (LOC - Branch Banking &
              Trust Co.)                                       1.24     10/01/2028            1,185
    5,000   Terre Haute (LOC - Sovereign Bank)                 0.38      8/01/2036            5,000
    2,910   Westchester County IDA (LOC - Sovereign
              Bank)                                            0.39      1/01/2031            2,910
    5,430   Westmoreland County IDA (LOC - Sovereign
              Bank)                                            0.41      1/01/2036            5,430
                                                                                       ------------
                                                                                            118,160
                                                                                       ------------
            PACKAGED FOODS & MEAT (0.8%)
    3,915   Brewster Dairy, Inc. (LOC - Bank of Montreal)      0.28      4/03/2023            3,915
   13,520   Indianapolis Recovery Zone Facility (LOC - Fifth
              Third Bank)                                      0.36     12/01/2030           13,520
    2,805   Lancaster IDA (LOC - Fulton Bank)                  1.70      6/01/2027            2,805
    1,630   Laurel County (LOC - Rabobank Nederland
              N.V.)                                            0.46      3/01/2015            1,630
    7,500   Optima Municipal Auth. (LOC - Bank of the
              West)                                            0.70      9/01/2023            7,500

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   2,895   Oregon State Economic Dev. (LOC - Key Bank,
              N.A.)                                            0.39%     2/01/2037     $      2,895
    5,660   St. Tammany Parish (LOC - Federal Home Loan
              Bank of Dallas)                                  0.29      7/01/2022            5,660
                                                                                       ------------
                                                                                             37,925
                                                                                       ------------
            PAPER PACKAGING (0.0%)
    1,325   Washington Finance EDA (LOC - Wells Fargo
              Bank, N.A.)                                      0.26      4/01/2033            1,325
                                                                                       ------------
            PAPER PRODUCTS (0.1%)
    1,110   Jackson Paper Co. (LOC - Federal Home Loan
              Bank of Atlanta)                                 0.60      4/01/2027            1,110
    5,600   Willacoochee Dev. Auth. (LOC - Federal Home
              Loan Bank of Atlanta)                            0.35      5/01/2021            5,600
                                                                                       ------------
                                                                                              6,710
                                                                                       ------------
            PERSONAL PRODUCTS (0.0%)
    2,100   Suffolk County IDA (LOC - Citibank, N.A.)          0.55     12/01/2019            2,100
                                                                                       ------------
            PHARMACEUTICALS (1.6%)
    7,000   Montgomery County IDA (LOC - Landesbank
              Hessen-Thuringen)                                1.85      4/01/2022            7,000
   20,000   New Hampshire Business Finance Auth. (LOC -
              Landesbank Hessen-Thuringen)                     1.85     11/01/2020           20,000
   19,500   New Hampshire Business Finance Auth. (LOC -
              Landesbank Hessen-Thuringen)                     1.85      9/01/2025           19,500
   30,000   New Hampshire Business Finance Auth. (LOC -
              Landesbank Hessen-Thuringen)                     1.85      4/01/2030           30,000
                                                                                       ------------
                                                                                             76,500
                                                                                       ------------
            REAL ESTATE OPERATING COMPANIES (5.2%)
    4,140   Beaver Creek Enterprises, Inc. (LOC - PNC
              Bank, N.A.)                                      0.28      3/02/2020            4,140
    3,090   Cain Capital Investments, LLC (LOC - Federal
              Home Loan Bank of Cincinnati)                    0.32     10/01/2046            3,090
    6,165   Congress Commons, LLC (LOC - Federal Home
              Loan Bank of Chicago)                            0.33     12/01/2050            6,165
    9,000   Contra Costa County (LOC - Bank of America,
              N.A.)                                            0.29      4/15/2046            9,000
   28,710   DeKalb County Housing Auth. (LIQ)(LOC -
              Citigroup, Inc.) (a)                             0.85     11/07/2012           28,710
    7,940   Donegal Crossing Associates, LLC (LOC -
              Federal Home Loan Bank of Pittsburgh)            0.30      8/15/2027            7,940
    5,405   East Hempfield IDA (LOC - Fulton Bank)             1.50     10/15/2026            5,405
   15,620   Fairway Park Properties, LLC (LOC - PNC Bank,
              N.A.)                                            0.28     10/15/2026           15,620
   17,990   Florida Housing Finance Corp. (LOC - Key
              Bank, N.A.)                                      0.52      6/15/2036           17,990
    5,930   Forsyth County (LOC - Fifth Third Bank)            0.38      1/01/2037            5,930
    3,820   Fountains Apartments, LLC (LOC - Fifth Third
              Bank)                                            0.42      9/01/2036            3,820
    1,750   Fulton County Housing Auth. (LOC - Federal
              Home Loan Bank of Atlanta)                       0.23      2/01/2041            1,750
    7,600   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)      0.35     12/01/2023            7,600
    7,386   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)      0.35     12/01/2044            7,386
    2,355   Hickory Creek Apartments, LLC (LOC - Fifth
              Third Bank)                                      0.42      9/01/2036            2,355
    2,155   Islip IDA (LOC - Citibank, N.A.)                   0.55     11/01/2020            2,155
    3,111   J Investments, LLC (LOC - Fifth Third Bank)        0.35     12/01/2055            3,111
    2,269   Katz Capital Corp. (LOC - Fifth Third Bank)        0.35     11/15/2029            2,269

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
$   4,000   Michigan Equity Group (LOC - Fifth Third Bank)     0.35%    12/01/2034     $      4,000
    3,543   MRN, LP (LOC - U.S. Bank, N.A.)                    0.35     12/01/2033            3,543
   10,000   Nashville and Davidson County Health and
              Educational Facilities Board (LOC - Fifth
              Third Bank)                                      0.45      9/01/2036           10,000
    7,800   New York City Housing Dev. Corp. (LOC -
              Landesbank Hessen-Thuringen)                     0.33     12/01/2036            7,800
   33,570   New York City Housing Dev. Corp. (LOC - RBS
              Citizens, N.A.)                                  0.20      3/01/2048           33,570
    5,105   Orange County Housing Finance Auth. (LOC -
              Compass Bank)                                    1.43      1/15/2040            5,105
    3,200   Pennsylvania Economic Dev. Financing Auth.
              (LOC - PNC Bank, N.A.)                           0.26      4/01/2035            3,200
    2,415   Richfield Technology Associates, LLC (LOC -
              U.S. Bank, N.A.)                                 0.28      4/01/2020            2,415
    8,850   Shepherd Capital, LLC (LOC - Federal Home
              Loan Bank of Indianapolis)                       0.26     11/01/2052            8,850
    4,765   Sugar Creek Finance Co., LLC (LOC - PNC
              Bank, N.A.)                                      0.28      6/01/2042            4,765
    3,565   Syracuse IDA (LOC - Key Bank, N.A.)                0.44     10/01/2039            3,565
    2,971   TKBF, LLC (LOC - Fifth Third Bank)                 0.35      2/01/2108            2,971
    6,320   TKBF, LLC (LOC - Fifth Third Bank)                 0.35      3/01/2108            6,320
    5,105   Univ. of South Florida Foundation, Inc. (LOC -
              Bank of America, N.A.)                           0.36      8/01/2034            5,105
   14,655   Willow Interests, LLC (LOC - Fifth Third Bank)     0.40      4/01/2025           14,655
                                                                                       ------------
                                                                                            250,300
                                                                                       ------------
            REAL ESTATE TAX/FEE (1.1%)
   46,405   Irvine (LOC - KBC Bank N.V.)                       0.46      9/02/2050           46,405
    5,200   Jasper, Morgan, Newton, & Walton County
              (LOC - JPMorgan Chase Bank, N.A.)                0.27     12/01/2020            5,200
                                                                                       ------------
                                                                                             51,605
                                                                                       ------------
            REGIONAL BANKS (0.1%)
    2,700   Cobb County IDA (LOC - Federal Home Loan
              Bank of Atlanta)                                 0.22      2/01/2030            2,700
                                                                                       ------------
            REITs - DIVERSIFIED (1.1%)
   52,025   New York Housing Finance Agency (LOC -
              Landesbank Hessen-Thuringen)                     0.40      5/01/2042           52,025
                                                                                       ------------
            RESEARCH & CONSULTING SERVICES (0.6%)
   28,230   Fuller Road Management Corp. (LOC - Key
              Bank, N.A.)                                      0.43      7/01/2037           28,230
                                                                                       ------------
            RESTAURANTS (0.2%)
   11,585   Ft. Myers, Inc. (LOC - Fifth Third Bank)           0.35     11/01/2017           11,585
                                                                                       ------------
            SALES TAX (0.3%)
    5,600   Arista Metropolitan District (LOC - Compass
              Bank)                                            1.70     12/01/2030            5,600
   10,000   Hamilton County (INS)(LIQ) (a)                     0.40      6/01/2015           10,000
                                                                                       ------------
                                                                                             15,600
                                                                                       ------------
            SINGLE FAMILY HOUSING (0.1%)
    3,975   Montgomery County (LOC - PNC Bank, N.A.)           0.24      7/01/2039            3,975
                                                                                       ------------

================================================================================

15  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                    COUPON OR                           VALUE
(000)       SECURITY                                  DISCOUNT RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            SPECIAL ASSESSMENT/TAX/FEE (0.9%)
$   7,285   Denver Urban Renewal Auth. (LOC - Compass
              Bank)                                            1.65%     9/01/2017     $      7,285
   17,454   Irvine (LOC - KBC Bank N.V.)                       0.46      9/02/2032           17,454
   15,000   Metropolitan Transportation Auth. (LOC - KBC
              Bank N.V.)                                       0.70     11/01/2025           15,000
    3,200   Sheridan Redevelopment Agency (LOC -
              JPMorgan Chase Bank, N.A.)                       0.50     12/01/2029            3,200
                                                                                       ------------
                                                                                             42,939
                                                                                       ------------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    4,755   Cornerstone Funding Corp. I (LOC - PNC Bank,
              N.A.)                                            1.07      9/01/2025            4,755
                                                                                       ------------
            SPECIALTY STORES (0.7%)
   28,100   Bass Pro Rossford Development Co., LLC
              (LOC - Fifth Third Bank)                         0.40     11/01/2027           28,100
    4,225   Spencer Co., Inc. (LOC - Federal Home Loan
              Bank of Atlanta)                                 0.54      2/01/2021            4,225
                                                                                       ------------
                                                                                             32,325
                                                                                       ------------
            STEEL (0.5%)
   10,000   Illinois Finance Auth. (LOC - UniCredit Bank
              A.G.)                                            2.00      2/01/2037           10,000
    6,785   Klein Steel Services, Inc. (LOC - Manufacturers
              & Traders Trust Co.)                             0.59      8/01/2025            6,785
    2,690   Metaltec Steel Abrasive Co. (LOC - Comerica
              Bank, N.A.)                                      0.37     11/01/2034            2,690
    2,500   Mississippi Business Finance Corp. (LOC -
              Federal Home Loan Bank of Dallas)                0.32      7/01/2020            2,500
                                                                                       ------------
                                                                                             21,975
                                                                                       ------------
            TOLL ROADS (0.1%)
    2,300   New York State Thruway Auth. (LIQ) (a)             0.26      4/01/2013            2,300
                                                                                       ------------
            WATER/SEWER UTILITY (0.2%)
    3,827   Hesperia Public Financing Auth. (LOC - Bank of
              America, N.A.)                                   0.39      6/01/2026            3,827
    5,985   West Palm Beach Utility System (LIQ) (a)           0.45     10/01/2012            5,985
                                                                                       ------------
                                                                                              9,812
                                                                                       ------------
            Total Variable-Rate Demand Notes (cost: $3,514,303)                           3,514,303
                                                                                       ------------

            TOTAL INVESTMENTS (COST: $4,833,595)                                       $  4,833,595
                                                                                       ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)
                                       QUOTED PRICES      (LEVEL 2)
                                         IN ACTIVE          OTHER          (LEVEL 3)
                                          MARKETS        SIGNIFICANT      SIGNIFICANT
                                       FOR IDENTICAL      OBSERVABLE     UNOBSERVABLE
ASSETS                                    ASSETS           INPUTS           INPUTS                TOTAL
-------------------------------------------------------------------------------------------------------
Money Market Instruments:
  Fixed-Rate Instruments               $          --     $    133,470    $         --     $     133,470
  Commercial Paper                                --        1,150,822              --         1,150,822
  Put Bonds                                       --           35,000              --            35,000
  Variable-Rate Demand Notes                      --        3,514,303              --         3,514,303
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $  4,833,595    $         --     $   4,833,595
-------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

17  | USAA Money Market Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,851,303,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABS     Asset-Backed Financing
CSD     Central School District
EDA     Economic Development Authority
EDC     Economic Development Corp.
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board
IDC     Industrial Development Corp.
ISD     Independent School District
REIT    Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by Assured Guaranty Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Postbank, or JPMorgan Chase Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Minnesota General Obligation, National Rural Utility Corp., or Texas Permanent School Fund.

================================================================================

19  | USAA Money Market Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
      Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  20

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         --------------------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.